INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory	The components of inventories at December 31 were as follows:

	2019	2018
Electronic components	$30,149	$28,849
Finished goods	24,142	21,930
	$54,291	$50,779